CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Voyage Revenues	$ 339,340	$ 191,075	$ 354,619
Other Income	0	4,684	0
Voyage Expenses	(170,515)	(128,263)	(121,089)
Vessel Operating Expenses	(63,430)	(67,676)	(66,883)
Depreciation Expense	(50,421)	(68,352)	(67,834)
Impairment Loss on Vessels	(314)	(60,311)	0
Gain / (Loss) on Disposal of Vessels	6,005	0	0
General and Administrative Expenses	(18,798)	(15,620)	(17,586)
Net Operating Income (Loss)	41,867	(144,463)	81,227
Interest Income	0	3	96
Interest Expense	(27,055)	(26,380)	(31,481)
Other Financial Income (Expense)	312	(429)	255
Total Other Expenses	(26,743)	(26,806)	(31,130)
Net Income (Loss) Before Income Taxes	15,124	(171,269)	50,097
Income Tax Expense	(23)	(59)	(64)
Net Income (Loss)	$ 15,101	$ (171,328)	$ 50,033
Basic Income (Loss) per Share (in dollars per share)	$ 0.07	$ (1.05)	$ 0.34
Diluted Income (Loss) per share (in dollars per share)	$ 0.07	$ (1.05)	$ 0.34
Basic Average Number of Common Shares Outstanding (in shares)	202,032,942	162,549,611	149,292,586
Diluted Average Number of Common Shares Outstanding (in shares)	202,032,942	162,549,611	149,292,586